Intangible assets - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible assets
Net book value	¥ 32,068		¥ 20,695	¥ 12,265
Opening net book value	20,695		12,265	5,482
Additions	16,098		10,849	8,253
Disposals	(329)
Amortization	(4,606)		(2,399)	(1,452)
Exchange differences	210		(20)	(18)
Closing net book value	32,068	$ 4,649	20,695	12,265
Computer software
Intangible assets
Net book value	32,068		20,695	12,265
Opening net book value	20,695		12,265	5,482
Additions	16,098		10,849	8,253
Disposals	(329)
Amortization	(4,606)		(2,399)	(1,452)
Exchange differences	210		(20)	(18)
Closing net book value	32,068		20,695	12,265
Cost
Intangible assets
Net book value	42,717		28,842	18,058
Opening net book value	28,842		18,058	9,939
Closing net book value	42,717		28,842	18,058
Cost | Computer software
Intangible assets
Net book value	42,717		26,582	15,798
Opening net book value	26,582		15,798	7,679
Closing net book value	42,717		26,582	15,798
Cost | Patented technology
Intangible assets
Net book value			230	230
Opening net book value	230		230	230
Closing net book value			230	230
Cost | Other intangible assets
Intangible assets
Net book value			2,030	2,030
Opening net book value	2,030		2,030	2,030
Closing net book value			2,030	2,030
Accumulated amortization and impairment
Intangible assets
Net book value	(10,649)		(8,147)	(5,793)
Opening net book value	(8,147)		(5,793)	(4,457)
Closing net book value	(10,649)		(8,147)	(5,793)
Accumulated amortization and impairment | Computer software
Intangible assets
Net book value	(10,649)		(5,887)	(3,533)
Opening net book value	(5,887)		(3,533)	(2,197)
Closing net book value	(10,649)		(5,887)	(3,533)
Accumulated amortization and impairment | Patented technology
Intangible assets
Net book value			(230)	(230)
Opening net book value	(230)		(230)	(230)
Closing net book value			(230)	(230)
Accumulated amortization and impairment | Other intangible assets
Intangible assets
Net book value			(2,030)	(2,030)
Opening net book value	¥ (2,030)		(2,030)	(2,030)
Closing net book value			¥ (2,030)	¥ (2,030)